Fair Value of Financial Assets And Liabilities Measured At Fair Value And Classification By Level Of Input (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	$ 24,054	$ 17,482	$ 33,704
Convertible preferred stock warrant liabilities	584	117	69	71
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,733	2,973	7,529
U.S. treasury notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	502	3,051	1,274
Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	4,248		6,749
Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,264	6,022	7,475
U.S. government-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	8,307	5,436	10,677
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	6,235	6,024	8,803
Level 1 | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,733	2,973	7,529
Level 1 | U.S. treasury notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	502	3,051	1,274
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	17,819	11,458	24,901
Level 2 | Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	4,248		6,749
Level 2 | Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	5,264	6,022	7,475
Level 2 | U.S. government-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	8,307	5,436	10,677
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred stock warrant liabilities	$ 584	$ 117	$ 69